ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 1)	3 Months Ended
Mar. 31, 2016
State of incorporation	Nevada
Date of incorporation	Jul. 30, 2013
Debride [Member]
State of incorporation	Florida
Date of incorporation	Oct. 01, 2012